Ordinary Shares and Treasury Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 19, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
Class of Stock [Line Items]
Stock repurchased during period, value		¥ 368,741		¥ 743,261		¥ 1,086,102
Settlement of shareholder loan value		56,122		41,529
Conversion of Class B ordinary shares to Class A ordinary shares [Member]
Class of Stock [Line Items]
Conversion of stock | shares						185,179,040	185,179,040
Common Stock [Member]
Class of Stock [Line Items]
Stock repurchased during period, value | $	$ 37,553
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Reduction in additional paid in capital		232,231		1,237,216
Stock repurchased during period, value		81,460		81,179		¥ 38,616
Settlement of shareholder loan value		¥ 81,460		¥ 81,179
Common Class A [Member]
Class of Stock [Line Items]
Stock repurchased during period, shares | shares		4,419,900	4,419,900	255,486,760	255,486,760	455,039,640	455,039,640
Reduction in common stock		¥ 1		¥ 2		¥ 1
Reduction in additional paid in capital						¥ 35,046
Stock repurchased during period, value | $			$ 2,411		$ 93,614		$ 147,689
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares		100,562,201	100,562,201	156,832,119	156,832,119	131,869,359	131,869,359
Withheld of shares | shares		18,122,860		30,763,980		14,166,880
Treasury stock shares retired | shares		33,965,280	33,965,280	509,328,880	509,328,880	201,197,520	201,197,520
Decrease in common stock due to retirement				¥ 36		¥ 14
Reduction in additional paid in capital due to retirement						¥ 439,354
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock repurchased during period, shares | shares	29,545,380	(52,088,140)	(52,088,140)	(286,250,740)	(286,250,740)	(469,206,520)	(469,206,520)
Stock repurchased during period, value		¥ 1		¥ 2		¥ 1
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares		100,562,201	100,562,201	156,832,119	156,832,119	131,869,359	131,869,359
Common Class B [Member]
Class of Stock [Line Items]
Treasury stock shares retired | shares		31,183,347	31,183,347
Decrease in common stock due to retirement		¥ 4
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock repurchased during period, shares | shares	31,183,347	(31,183,347)	(31,183,347)